FAIR VALUE OF ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of assets and liabilities [Abstract]
Disclosure of fair value measurement [text block]
NOTE 29. FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2018 and 2017:

	December 31, 2018		December 31, 2017
	Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	8,909,861	8,909,861	10,701,855	10,701,855
Debt instruments at fair value through OCI (1)	3,329,738	3,329,738	-	-
Debt instruments at amortized cost	3,481,928	3,461,616	4,157,568	4,131,688
Derivative financial instruments	1,843,708	1,843,708	1,134,372	1,134,372
Equity securities at fair value	1,639,948	1,639,948	1,517,830	1,517,830
Loans and advances to customers and financial institutions, net	163,583,285	167,551,429	152,244,991	149,162,071
Investment property	1,732,873	1,732,873	1,657,409	1,657,409
Investments in associates (2)	1,119,973	1,119,973	757,886	757,886
Equity securities - Assets held for sale	-	-	2,486	2,486
Total	185,641,314	189,589,146	172,174,397	169,065,597
Liabilities
Deposits by customers	142,128,471	142,860,996	131,959,215	132,779,730
Interbank deposits	1,374,222	1,374,222	1,084,591	1,084,591
Repurchase agreements and other similar secured borrowing	2,315,555	2,315,555	3,236,128	3,236,128
Derivative financial instruments	1,295,070	1,295,070	945,853	945,853
Borrowings from other financial institutions	16,337,964	16,337,964	13,822,152	13,822,152
Preferred shares	583,997	602,597	582,985	662,999
Debt instruments in issue	20,287,233	20,759,456	19,648,714	20,756,154
Total	184,322,512	185,545,860	171,279,638	173,287,607

(1)	For further information, see classification under IFRS 9, as described in Note 32 impacts on application of new standards.
(2)	It corresponds investments in associates P.A Viva Malls. See Note 7 investments in associates and joint ventures

•	Fair value hierarchy

IFRS 13 establishes a fair value hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable, that reflects the significance of inputs adopted in the measurement process. In accordance with IFRS the financial instruments are classified as follows:

Level 1:
Observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities. An active market is a market in which transactions for the asset or liability being measured take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability.

Level 3
:
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes certain retained residual interests in securitizations, asset-backed securities (ABS) and highly structured or long-term derivative contracts where independent pricing information was not able to be obtained for a significant portion of the underlying assets.

•
Valuation process for fair value measurements

The valuation to fair value prices is performed using prices, methodologies and inputs provided by the official pricing services provider (Precia) to the Bank. All methodologies and procedures developed by the pricing services provider are supervised by the Financial Superintendence of Colombia, which has not objected to them.

On a daily basis, the back-office Service Valuation Officer (SVO) verifies the valuation of investments, and the Credit and Financial Risk Manager area reports the results of the portfolio’s valuation.

Fair value measurement

Assets

a. Debt instruments

The Bank assigns prices to those debt investments, using the prices provided by the official pricing services provider (Precia) and assigns the appropriate level according to the procedure described above. For securities not traded or over-the-counter such as certain bonds issued by other financial institutions, the Bank generally determines fair value utilizing internal valuation and standard techniques. These techniques include determination of expected future cash flows which are discounted using curves of the applicable currencies and the Colombian consumer price index (interest rate in this case), modified by the credit risk and liquidity risk. The interest rate is generally computed using observable market data and reference yield curves derived from quoted interest in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.

b. Equity securities

The Bank performs the market price valuation of their investments in variable income using the prices provided by the official pricing services provider (Precia) and classifies those investments according to the procedure described above (Hierarchy of fair value section). Likewise, the fair value of unlisted equity securities is based on an assessment of each individual investment using methodologies that include publicly-traded comparables derived by multiplying a key performance metric (e.g., earnings before interest, taxes, depreciation and amortization) of the portfolio company by the relevant valuation multiple observed for comparable companies, acquisition comparables, and if necessary considered, are subject to appropriate discounts for lack of liquidity or marketability. Interests in investment funds, trusts and collective portfolios are valued using the investment unit value determined by the fund management company. For investment funds where the underlying assets are investment properties, the investment unit value depends on the investment properties value, determined as described below in “i. Investment property”.

c. Derivative financial instruments

The Bank holds positions in standardized derivatives, such as futures over local stocks, and over the representative exchange rate (TRM). These instruments are valuated according to the information provided by Precia, which perfectly matches the information provided by the Central Counterparty Clearing House – CCP.

Additionally, the Bank holds positions in OTC derivatives, which in the absence of prices, are valued using the inputs and methodologies provided by the pricing services provider.

The key inputs depend upon the type of derivative and the nature of the underlying instrument and include interest rate yield curves, foreign exchange rates, the spot price of the underlying volatility, credit curves and correlation of such inputs.

d. Credit valuation adjustment

The Bank measures the effects of the credit risk of its counterparties and its own creditworthiness in determining fair value of the swap, option and forward derivatives.

Counterparty credit-risk adjustments are applied to derivatives when the Bank’s position is a derivative asset and the Bank’s credit risk is incorporated when the position is a derivative liability. The Bank attempts to mitigate credit risk to third parties which are international banks by entering into master netting agreements.

When assessing the impact of credit exposure, only the net counterparty exposure is considered at risk, due to the offsetting of certain same-counterparty positions and the application of cash and other collateral.

The Bank generally calculates the asset’s credit risk adjustment for derivatives transacted with international financial institutions by incorporating indicative credit related pricing that is generally observable in the market (“CDS”). The credit-risk adjustment for derivatives transacted with non-public counterparties is calculated by incorporating unobservable credit data derived from internal credit qualifications to the financial institutions and corporate companies located in Colombia. The Bank also considers its own creditworthiness when determining the fair value of an instrument, including OTC derivative instruments if the Bank believes market participants would take that into account when transacting the respective instrument. The approach to measuring the impact of the Bank’s credit risk on an instrument transacted with international financial institutions is done using the asset swap curve calculated for subordinated bonds issued by the Bank in foreign currency. For derivatives transacted with local financial institutions, the Bank calculates the credit risk adjustment by incorporating credit risk data provided by rating agencies and released in the Colombian financial market.

e. Impaired loans measured at fair value

The Bank measured certain impaired loans based on the fair value of the associated collateral less costs to sell. The fair values were determined as follows using external and internal valuation techniques or third party experts, depending on the type of underlying asset.

For vehicles under leasing arrangements, the Bank uses an internal valuation model based on price curves for each type of vehicle. Such curves show the expected price of the vehicle at different points in time based on the initial price and projection of economic variables such as inflation, devaluation and customs. The prices modelled in the curves are compared every six months with market information for the same or similar vehicles and in the case of significant deviation; the curve is adjusted to reflect the market conditions.

Other vehicles are measured using matrix pricing from a third party. This matrix is used by most of the market participants and is updated monthly. The matrix is developed from values provided by several price providers for identical or similar vehicles and considers brand, characteristics of the vehicles, and manufacturing date among other variables to determine the prices.

For real estate assets, a third-party qualified appraiser is used. The methodologies vary depending on the date of the last appraisal available for the property (the appraisal is estimated based on either of three approaches: cost, sales comparison and income approach, and is required every three years). When the property has been valued in the last 12 months and the market conditions have not shown significant changes, the most recent valuation is considered the fair value of the property.

For all other cases (for example, appraisals older than 12 months) the value of the property is updated by adjusting the value in the last appraisal for weighted factors such as location, type and characteristics of the property, size, structural conditions and the expected sales prices, among others. The factors are determined based on current market information gathered from several external real estate specialist.

f. Assets held for sale measured at fair value less cost of sale

The Bank measures certain impaired foreclosed assets and premises and equipment held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques, depending on the type of underlying asset. Those assets are comprised mainly of real estate properties for which the appraisal is conducted by experts considering factors such as the location, type and characteristics of the property, size, physical conditions and expected selling costs, among others. Likewise, in some cases the fair value is estimated considering comparable prices or promises of sale and offering prices from auctions process.

g.
Mortgage-backed securities (“TIPS”) and Asset-Backed securities

The Bank invests in asset-backed securities for which underlying assets are mortgages and earnings under contracts issued by financial institutions and corporations, respectively. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and are classified as fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings.

Fair values were estimated using discounted cash flows models where the main key economic assumptions used are estimates of prepayment rates and resultant weighted average lives of the securitized mortgage portfolio, probability of default and interest rate curves. These items are classified as level 2 and level 3.

h. Investments in associates measured at fair value

The Bank recognizes its investment in PA Viva Malls as an associated at fair value. The estimated amount is provided by fund manager as the variation of the units according to the units owned by the Fondo Colombia Inmobiliario. The associate’s assets are comprised of investment properties which are measured using the following techniques: comparable prices, discounted cash flows, replacement cost and direct capitalization. For further information about techniques methodologies and inputs used by the external party see “Quantitative Information about Level 3 Fair Value Measurements”.

i. Investment property

The Bank’s investment property are valued by external experts, who use valuation techniques based on comparable prices, direct capitalization, discounted cash flows and replacement costs.

Assets and liabilities measured at fair value on a recurring basis

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and 2017:

Financial Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	7,170,085	72,083	-	7,242,168	6,013,860	989,287	-	7,003,147
Securities issued or secured by government entities	24,588	12,851	6,407	43,846	9,186	26,852	-	36,038
Securities issued by other financial institutions	115,234	338,992	206,950	661,176	177,531	578,196	297,049	1,052,776
Securities issued by foreign governments	397,115	420,524	-	817,639	1,196,963	1,275,031	-	2,471,994
Corporate bonds	61,556	83,317	159	145,032	33,800	100,982	3,118	137,900
Total debt instruments at fair value through profit or loss	7,768,578	927,767	213,516	8,909,861	7,431,340	2,970,348	300,167	10,701,855
Debt instruments at fair value through OCI (1)
Securities issued by other financial institutions	-	186,250	-	186,250	-	-	-	-
Securities issued by foreign governments	1,630,379	1,513,109	-	3,143,488	-	-	-	-
Total debt instruments at fair value through OCI	1,630,379	1,699,359	-	3,329,738	-	-	-	-
Total debt instruments	9,398,957	2,627,126	213,516	12,239,599	7,431,340	2,970,348	300,167	10,701,855
Equity securities
Equity securities	100,233	115	1,539,600	1,639,948	145,250	28,976	1,343,604	1,517,830
Total equity securities	100,233	115	1,539,600	1,639,948	145,250	28,976	1,343,604	1,517,830
Derivative financial instruments
Forwards
Foreign exchange contracts	-	96,426	197,919	294,345	-	78,189	94,121	172,310
Equity contracts	-	968	13	981	-	357	15	372
Total forwards	-	97,394	197,932	295,326	-	78,546	94,136	172,682
Swaps
Foreign exchange contracts	-	1,053,684	145,552	1,199,236	-	482,330	190,228	672,558
Interest rate contracts	2,935	198,697	51,296	252,928	8,171	220,027	45,939	274,137
Total swaps	2,935	1,252,381	196,848	1,452,164	8,171	702,357	236,167	946,695
Options
Foreign exchange contracts	-	6,707	89,511	96,218	-	746	14,249	14,995
Total options	-	6,707	89,511	96,218	-	746	14,249	14,995
Total derivative financial instruments	2,935	1,356,482	484,291	1,843,708	8,171	781,649	344,552	1,134,372
Investment properties
Buildings	-	-	1,483,594	1,483,594	-	-	1,425,585	1,425,585

Financial Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Lands	-	-	249,279	249,279	-	-	231,824	231,824
Total investment properties	-	-	1,732,873	1,732,873	-	-	1,657,409	1,657,409
Investment in associates
PA Viva Malls	-	-	1,119,973	1,119,973	-	-	757,886	757,886
Total investment in associates and joint ventures	-	-	1,119,973	1,119,973	-	-	757,886	757,886
Equity securities - Assets held for sale
Assets held for sale	-	-	-	-	-	-	2,486	2,486
Total Equity securities - Assets held for sale	-	-	-	-	-	-	2,486	2,486
Total	9,502,125	3,983,723	5,090,253	18,576,101	7,584,761	3,780,973	4,406,104	15,771,838

(1)	For further information, see classification under IFRS 9, as described in Note 2.D Significant accounting policies.

Financial liabilities
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	(242,844)	(56,171)	(299,015)	-	(122,424)	(20,552)	(142,976)
Equity contracts	-	(7,325)	(260)	(7,585)	-	(3,955)	(515)	(4,470)
Total forwards	-	(250,169)	(56,431)	(306,600)	-	(126,379)	(21,067)	(147,446)
Swaps
Foreign exchange contracts	-	(654,093)	(46,810)	(700,903)	-	(459,789)	(46,034)	(505,823)
Interest rate contracts	(3,887)	(248,436)	(5,655)	(257,978)	(9,347)	(252,660)	(13,634)	(275,641)
Total swaps	(3,887)	(902,529)	(52,465)	(958,881)	(9,347)	(712,449)	(59,668)	(781,464)
Options
Foreign exchange contracts	-	(29,589)	-	(29,589)	-	(16,943)	-	(16,943)
Total options	-	(29,589)	-	(29,589)	-	(16,943)	-	(16,943)
Total derivative financial instruments	(3,887)	(1,182,287)	(108,896)	(1,295,070)	(9,347)	(855,771)	(80,735)	(945,853)
Total	(3,887)	(1,182,287)	(108,896)	(1,295,070)	(9,347)	(855,771)	(80,735)	(945,853)

Fair value of assets and liabilities that are not measured at fair value in the Statement of Financial Position

The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the statement of financial position but for which the fair value is disclosed at December 31, 2018 and 2017:

Assets
Type of instrument	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	36,847	13,424	-	50,271	-	12,967	-	12,967
Securities issued or secured by government entities	17,744	386,396	1,449,333	1,853,473	17,204	528,395	1,350,175	1,895,774
Securities issued by other financial institutions	107,959	23,375	12,326	143,660	194,606	21,871	12,007	228,484
Securities issued by foreign governments	130,913	141,652	-	272,565	748,060	302,795	-	1,050,855
Corporate bonds	259,904	53,395	828,348	1,141,647	231,601	49,694	662,313	943,608
Total – Debt instruments	553,367	618,242	2,290,007	3,461,616	1,191,471	915,722	2,024,495	4,131,688
Loans and advances to customers and financial institutions, net	-	-	167,551,429	167,551,429	-	-	149,162,071	149,162,071
Total	553,367	618,242	169,841,436	171,013,045	1,191,471	915,722	151,186,566	153,293,759

Liabilities
Type of instruments	December 31, 2018				December 31, 2017
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	(30,490,414)	(112,370,582)	(142,860,996)	-	(30,440,868)	(102,338,862)	(132,779,730)
Interbank deposits	-	-	(1,374,222)	(1,374,222)	-	-	(1,084,591)	(1,084,591)
Repurchase agreements and other similar secured borrowing	-	-	(2,315,555)	(2,315,555)	-	-	(3,236,128)	(3,236,128)
Borrowings from other financial institutions	-	-	(16,337,964)	(16,337,964)	-	-	(13,822,152)	(13,822,152)
Preferred shares	-	-	(602,597)	(602,597)	-	-	(662,999)	(662,999)
Debt instruments in issue	(9,503,793)	(8,486,088)	(2,769,575)	(20,759,456)	(8,999,118)	(9,534,766)	(2,222,270)	(20,756,154)
Total	(9,503,793)	(38,976,502)	(135,770,495)	(184,250,790)	(8,999,118)	(39,975,634)	(123,367,002)	(172,341,754)

IFRS requires entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized in the statement of financial position, for which it is practicable to estimate fair value. Certain categories of assets and liabilities, however, are not eligible for fair value accounting. The financial instruments below are not recorded at fair value on a recurring and nonrecurring basis:

Short-term financial instruments

Short-term financial instruments are valued at their carrying amounts included in the consolidated statement of financial position, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments. This approach was used for cash and cash equivalents, accrued interest receivable, customers’ acceptances, accounts receivable, accounts payable, accrued interest payable and bank acceptances outstanding.

Deposits from customers

The fair value of time deposits was estimated based on the discounted value of cash flows using the appropriate discount rate for the applicable maturity. Fair value of deposits with no contractual maturities represents the amount payable on demand as of the statement of financial position date.

Interbank deposits and repurchase agreements and other similar secured borrowings

Short-term interbank borrowings and repurchase agreements have been valued at their carrying amounts because of their relatively short-term nature. Long-term and domestic development bank borrowings have also been valued at their carrying amount because they bear interest at variable rates.

Borrowings from other financial institutions

The fair value of borrowings from other financial institutions were determined using discounted cash flow models. The cash flows projection of capital and interest was made according to the contractual terms, considering capital amortization and interest bearing. Subsequently, the cash flows was discounted using reference curves formed by the weighted average of the Bank’s deposit rates.

Debt instruments in issue

The fair value of debt instruments in issue, comprised of bonds issued by Bancolombia S.A. and its subsidiaries, was estimated substantially based on quoted market prices. The fair value of certain bonds which do not have a public trading market, were determined based on the discounted value of cash flows using the rates currently offered for bonds of similar remaining maturities and the Bank’s creditworthiness.

Preferred shares

In the valuation of the liability component of preferred shares related to the minimum dividend of 1% of the subscription price, the Bank uses the Gordon model to price the obligation, taking into account its own credit risk, which is measured using the market spread based on observable inputs such as quoted prices of sovereign debt. The Gordon Model is commonly used to determine the intrinsic value of a stock based on a future series of dividends that are estimated by the Bank and growth at a constant rate considering the Bank’s own perspectives of the payout ratio.

Loans and advances to customers and financial institutions

Estimating the fair value of loans and advances to customers is considered an area of considerable uncertainty as there is no observable market. The loan portfolio is stratified into tranches and loans segments suchs as commercial, small business loans, mortgage and consumer. The fair value of loans and advances to customers and financial institutions is determined using a discounted cash flow methodology, considering each credit’s principal and interest projected cash flows to the prepayment date. Subsequently, the projected cash flows are discounted using reference curves according to the type of loan and its maturity date.

Items Measured at fair value on a non-recurring basis

The Bank measures certain foreclosed assets held for sale based on fair value less costs to sell. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2018				December 31, 2017
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	5,556	5,556	-	-	11,500	11,500
Real estate for residential purposes	-	-	92,052	92,052	-	-	23,854	23,854
Real estate different from residential properties	-	-	24,076	24,076	-	-	1,402	1,402
Collateralized loans (1)	-	-	-	-	-	-	5,417,875	5,417,875
Total	-	-	121,684	121,684	-	-	5,454,631	5,454,631

(1)
From January 1, 2018 onwards, the disclosure of collateralized loans is no longer required, due to the adoption of IFRS 9

Investment in Associates – TUYA S.A

The valuation of the Bank’s participation in TUYA SA was made through an exercise of benchmark multiples, using the price / book value multiple as reference. A list of comparable companies that have a similar economic activity to the company valued was taken. Taking into account that several of the comparable companies are in a different geography, adjustments were made to the multiple to reflect this situation. The most sensitive assumptions used by the Bank in determining the fair value of Tuya were the valuation trading multiple and the discount rate used. The valuation trading multiple was 3.63x and 1.29x for 2018 and 2017 respectively, and it was computed using a linear regression model, Tuya’s expected return rate used by the expert was 11.83% and 12.13% for 2018 and 2017 respectively

	December 31, 2018				December 31, 2017
	Fair-value hierarchy			Total fair Value	Fair-value hierarchy			Total fair Value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment in Associates - TUYA	-	-	561,285	561,285	-	-	225,548	225,548
Total	-	-	561,285	561,285	-	-	225,548	225,548

Changes in Level 3 Fair-Value Category

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2018 and 2017:

As of December 31, 2018

	Balance, January 1, 2018	Included in earnings	OCI	Purchases / reclassifications	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2018
Debt instruments at fair value though profit or loss
Securities issued or secured by Government entities	-	53	-	1,383	-	-	4,971	-	6,407
Securities issued or secured by other financial entities	297,049	(54,595)	-	29,149	(64,014)	-	5,394	(6,033)	206,950
Corporate bonds	3,118	(3,983)	-	4,159	(2,518)	-	-	(617)	159
Total	300,167	(58,525)	-	34,691	(66,532)	-	10,365	(6,650)	213,516
Derivative financial instruments
Foreign exchange contracts	232,012	25,016	-	230,869	(107,890)	-	(40,898)	(9,108)	330,001
Interest rate contracts	32,305	(13,320)	-	17,561	(9,152)	-	19,106	(859)	45,641
Equity contracts	(500)	-	-	(247)	500	-	-	-	(247)
Total	263,817	11,696	-	248,183	(116,542)	-	(21,792)	(9,967)	375,395
Equity securities
Equity securities	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Total	1,343,604	131,446	38,648	41,459	(15,557)	-	-	-	1,539,600
Investment in associates
PA Viva Malls	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Total	757,886	87,136	-	274,951	-	-	-	-	1,119,973
Equity securities - Assets held for sale
Assets held for sale	2,486	-	-	-	(2,486)	-	-	-	-
Total	2,486	-	-	-	(2,486)	-	-	-	-

As of December 31, 2017

	Balance, January 1, 2017	Included in earnings	OCI	Purchases / reclassifications	Settlement	Prepaids	Transfers in to Level 3	Transfers out of Level 3	Balance, December 31, 2017
In millions of COP
Debt instruments at fair value
Securities issued or secured by other financial entities	405,099	(70,416)	-	52,316	(58,999)	-	-	(30,951)	297,049
Corporate bonds	14,929	(4,211)	-	5,999	(10,869)	(72)	-	(2,658)	3,118
Total	420,028	(74,627)	-	58,315	(69,868)	(72)	-	(33,609)	300,167
Derivative financial instruments
Foreign exchange contracts	378,385	353	-	231,260	(378,053)	-	103	(36)	232,012
Interest rate contracts	17,596	-	-	34,067	(17,596)	-	(1,762)	-	32,305
Equity contracts	337	-	-	(500)	(337)	-	-	-	(500)
Total	396,318	353	-	264,827	(395,986)	-	(1,659)	(36)	263,817
Equity securities
Equity securities	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Total	1,178,678	107,848	26,736	116,743	(41,948)	-	6,950	(51,403)	1,343,604
Investment in associates
PA Viva Malls	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Total	388,595	108,868	-	262,918	(2,495)	-	-	-	757,886
Equity securities - Assets held for sale
Assets held for sale	-	-	-	1,345	-	-	1,141	-	2,486
Total	-	-	-	1,345	-	-	1,141	-	2,486

Level 3 fair value rollforward

The following were the significant Level 3 transfers for the period December 31, 2017 to 2018:

Transfer of COP (21,792) in 2018 from Level 2 to Level 3 of the derivative foreign exchange contracts and Interest rate contracts, was presented due to the transfer of the credit risk from the Bank to the credit risk of the counterparty

Transfer of COP 30,951 in 2017 from Level 3 to Level 2 Securities issued or secured by other financial entities. A change was observed in the marking days for the margin methodology. In 2016, these securities have an updated margin for a period exceeding 365 days, and for 2017, these were less than 365 days, therefore the actual level is 2.

Transfers of COP 51,403 in 2017 from level 3 to level 1 equity securities, are mainly explained by the change in the fair value level of Deceval, since the valuation underlying asset as of December 31, 2017 equals the quoted price of Bolsa de Valores de Colombia at the end of the year, due to the merger between both companies in 2017.

As of December 31, 2018 and 2017, unrealized gains and losses on debt instruments were COP 58,736 and COP 73,505; Equity Securities COP 130,453 and COP 116,051 respectively

Transfers between Level 1 and Level 2 of the Fair Value Hierarchy

During the years ended December 31, 2018 and 2017, the Bank transferred securities amounting to COP 826,618 securities issued by foreign governments, from Level 1 to Level 2 primarily, because such securities decreased their liquidity.

During the years ended December 31, 2017 and 2016, the Bank transferred securities amounting to COP 2,700 Securities issued or secured by Colombian Government, from Level 1 to Level 2 primarily, because such securities decreased their liquidity and were traded less frequently to comprise an active market.

All transfers are assumed to occur at the end of the reporting period.

Quantitative Information about Level 3 Fair Value Measurements

The fair value of financial instruments are, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable market transactions in the same instrument and are not based on observable market data. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values and therefore a valuation adjustment would be recognized in profit or loss. Favorable and unfavorable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The following table sets forth information about significant unobservable inputs related to the Bank’s material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions.

As of December 31, 2018

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.16% to 0.90%	0.69%	160,056	168,000
TIPS	164,401	Discounted cash	Liquidity risk	0% to 9.38%	3.58%	160,162	167,881
		flow	Prepayment Speed	n/a	n/a	164,102	163,602
Other bonds	34,961	Discounted cash flow	Yield	0.14% to 0.89%	0.60%	33,700	36,299
			Liquidity risk	2.80% to 3.48%	3.04%	33,142	35,678
Securitizations	5,394	Discounted cash flow	Yield	2.04%	2.04%	5,376	5,421
Multilateral bonds	2,194	Discounted cash flow	Yield	( 0.05%)	(0.05%)	2,187	2,197
Securities issued by other financial institutions	206,950
Securities issued by foreign governments
Governments bonds	6,407	Discounted cash flow	Yield	0.32%	0.32%	6,406	6,413
Securities issued by foreign governments	6,407
Corporate bonds	159	Discounted cash flow	Yield	0.27%	0.27%	159	160
Total debt instruments	213,516
Equity securities
Equity securities	1,539,600	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	141,501	Discounted cash flow	Credit spread	0% to 21.55%	2.96%	140,844	155,113
Swaps	144,383	Discounted cash flow	Credit spread	0% to 54.30%	2.58%	139,506	136,941
Options	89,511	Black-Scholes	Credit spread	0% to 18.81%	0.77%	88,834	89,876
Investment in associates	375,395
P.A Viva Malls	1,119,973	Price-based	Price	n/a	n/a	n/a	n/a
Assets held for sale	-	n/a	n/a	n/a	n/a	n/a	n/a

As of December 31, 2017

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
Amounts in millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.43% to 10.35%	0.63%	225,867	235,382
TIPS	236,236	Discounted cash flow	Liquidity risk Premium	0% to 10.35%	4.48%	226,007	235,228

Financial instrument	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
			Prepayment Speed	n/a	n/a	231,087	230,152
Other bonds	41,776	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	35,305	38,282
Securitizations	10,919	Discounted cash flow	Yield	2.24% to (3.43%)	(1.19%)	10,825	11,014
Time deposit	8,118	Discounted cash flow	Yield	1.77% to 1.86%	1.81%	8,056	8,184
Securities issued by other financial institutions	297,049
Corporate bonds	3,118	Discounted cash flow	Yield	(0.11%) to 0.76%	0.81%	3,292	2,985
Total debt instruments	300,167
Equity securities
Equity securities	1,343,604	Price-based	Price	n/a	n/a	n/a	n/a
Derivative financial instruments
Options	14,249	Black-Scholes	Recovery rate	0.06% to 23.75%	4.99%	14,142	14,280
Forward	73,069	Discounted cash flow	Credit spread	0% to 16.54%	2.41%	72,886	73,263
Swaps	176,499	Discounted cash flow	Credit spread	0% to 21.31%	1.95%	170,701	182,343
Investment in associates
P.A Viva Malls	757,886	Price-based	Price	n/a	n/a	n/a	n/a
Equity securities - Assets held for sale
Assets held for sale	2,486	Price-based	Price	n/a	n/a	n/a	n/a

The following table sets forth information about valuation techniques used in the measurement of the fair value investment properties of the Bank, the significant unobservable inputs and the respective sensivity:

Methodology	Valuation technique	Significant unobservable input	Description of sensitivity
Sales Comparison Approach - SCA

The fair value assessment is based on the examination of prices at which similar properties in the same area recently sold.  Since no two properties are identical the measurement valuation must take into account adjustments for the differences between the sold properties and those held by the Bank to earn rentals or for capital appreciation.
Comparable Prices
The weighted average rates used in the capitalization methodology for revenues for 2017 are:
• Direct capitalization: initial rate 8.12%
• Discounted cash flow: discount rate: 11.36%, terminal rate: 8.55%.

The same weighted rates at December 31 2018 were:

• Direct capitalization: initial rate 8.05%
• Discounted cash flow: discount rate: 11.19%, terminal rate: 8.33%.

The ratio between monthly gross income and real estate value (rental rate) considering the differences in placements and individual factors between properties and in a weighted way is 0.75% for 2017 and 0.76% for 2018.

An increase (Light, normal, considerable, significant) in the capitalization rate used would generate a decrease (significant, light, normal, considerable) in the fair value of the asset, and vice versa.

An increase (Light, normal, considerable, significant) in the leases used in the valuation would generate a (significant, light, considerable) increase in the fair value of the asset, and vice versa.

Income Approach Used to estimate the fair value of the property by taking future net cash flows and discounting them at the capitalization rate.	Direct Capitalization Discounted Cash Flows
Cost approach

Used to estimate the fair value of the property considering the cost to replace or build a property at the same or equal conditions of the asset to be measured, deducting the accumulated depreciation charge and adding-up the amount of the land.
Replacement cost

There has been no change to the valuation technique during the year for each asset.